UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 5928

Smith Barney Small Cap Core Fund, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-725-6666

Date of fiscal year end: December 31
Date of reporting period: March 31, 2005

SMITH BARNEY SMALL CAP CORE FUND, INC.

FORM N-Q
MARCH 31, 2005

ITEM 1.       SCHEDULE OF INVESTMENTS

SMITH BARNEY SMALL CAP CORE FUND, INC.

Schedule of Investments (unaudited)	March 31, 2005

SHARES	SECURITY	VALUE

COMMON STOCK - 98.9%
CONSUMER DISCRETIONARY - 15.2%
Auto Components - 0.9%
84,563	Aftermarket Technology Corp. (a)	$1,395,290
79,713	Standard Motor Products, Inc. (b)	932,642
105,500	Tenneco Automotive Inc. (a)	1,314,530

		3,642,462

Automobiles - 0.3%
47,907	Thor Industries, Inc.	1,432,898

Distributors - 0.1%
26,255	Handleman Co.	497,795

Hotels, Restaurants & Leisure - 3.5%
51,025	Argosy Gaming Co. (a)	2,343,068
44,747	CEC Entertainment Inc. (a)	1,637,740
151,518	CKE Restaurants, Inc. (a)	2,401,560
65,022	Dave & Buster's, Inc. (a)(b)	1,215,911
206,181	La Quinta Corp. (a)	1,752,539
29,152	Pinnacle Entertainment, Inc. (a)	486,838
65,528	Scientific Games Corp., Class A Shares (a)(b)	1,497,315
66,265	Sonic Corp. (a)	2,213,251
30,596	Speedway Motorsports, Inc.	1,092,277

		14,640,499

Household Durables - 2.3%
72,381	American Greetings Corp., Class A Shares	1,844,268
30,891	Beazer Homes USA, Inc. (b)	1,540,225
35,774	Hooker Furniture Corp.	675,771
30,817	The Toro Co.	2,727,305
79,884	Universal Electronics Inc. (a)	1,348,442
10,998	WCI Communities, Inc. (a)(b)	330,820
39,620	The Yankee Candle Co., Inc. (a)	1,255,954

		9,722,785

Internet & Catalog Retail - 0.2%
28,086	Priceline.com Inc. (a)(b)	707,767
11,401	Stamps.com Inc. (a)(b)	189,257

		897,024

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP CORE FUND, INC.

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE

Leisure Equipment & Products - 0.6%
21,300	RC2 Corp. (a)(b)	$724,200
75,784	JAKKS Pacific, Inc. (a)(b)	1,627,082

		2,351,282

Media - 2.2%
49,667	4Kids Entertainment, Inc. (a)(b)	1,098,137
87,014	Catalina Marketing Corp. (b)	2,253,663
121,600	Gray Television, Inc.	1,759,552
85,028	Mediacom Communications Corp., Class A Shares (a)(b)	556,083
308,200	Primedia Inc. (a)	1,340,670
10,582	R.H. Donnelley Corp. (a)	614,708
47,500	Scholastic Corp. (a)	1,752,275

		9,375,088

Multi-Line Retail - 0.7%
80,058	ShopKo Stores, Inc. (a)(b)	1,778,889
35,898	Tuesday Morning Corp. (a)(b)	1,036,375

		2,815,264

Specialty Retail - 3.2%
86,951	Aaron Rents, Inc. (c)	1,739,020
226,912	Charming Shoppes, Inc. (a)	1,844,795
47,965	Dick's Sporting Goods, Inc. (a)(b)	1,761,754
109,080	The Finish Line, Inc., Class A Shares (b)	2,525,202
7,825	Guitar Center, Inc. (a)	429,045
54,819	Jos. A. Bank Clothiers, Inc. (a)(b)	1,606,197
52,902	Lithia Motors Inc., Class A Shares (b)	1,354,820
111,200	Payless ShoeSource, Inc. (a)	1,755,848
46,714	Rent-Way, Inc. (a)(b)	383,055

		13,399,736

Textiles & Apparel - 1.2%
25,857	Guess?, Inc. (a)	354,241
41,925	Phillips-Van Heusen Corp.	1,116,882
53,538	Quicksilver, Inc. (a)	1,554,208
101,808	Wolverine World Wide, Inc.	2,181,745

		5,207,076

	TOTAL CONSUMER DISCRETIONARY	63,981,909

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP CORE FUND, INC.

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE

CONSUMER STAPLES - 3.0%
Food & Drug Retailing - 0.8%
49,029	The Great Atlantic & Pacific Tea Co., Inc. (a)(b)	$730,532
55,156	Nash Finch Co. (b)	2,095,376
30,410	Nutraceutical International Corp. (a)	482,303

		3,308,211

Food Products - 1.7%
25,402	Chiquita Brands International, Inc.	680,266
73,500	Corn Products International, Inc.	1,910,265
43,086	Delta & Pine Land Co.	1,163,322
30,184	John B. Sanfilippo & Son, Inc. (a)(b)	741,923
75,476	Lance, Inc.	1,212,899
33,445	Ralcorp Holdings, Inc.	1,583,621

		7,292,296

Personal Products - 0.5%
42,605	Chattem, Inc. (a)	1,894,644

	TOTAL CONSUMER STAPLES	12,495,151

ENERGY - 6.1%
Energy Equipment & Services - 2.6%
52,548	Cal Dive International, Inc. (a)	2,380,424
39,964	Dril-Quip, Inc. (a)	1,228,493
252,655	Grey Wolf, Inc. (a)	1,662,470
38,473	Maverick Tube Corp. (a)(b)	1,250,757
45,992	Offshore Logistics, Inc. (a)	1,532,453
38,983	Unit Corp. (a)	1,760,862
36,783	Veritas DGC Inc. (a)(b)	1,102,019

		10,917,478

Oil & Gas - 3.5%
11,830	Cabot Oil & Gas Corp.	652,425
59,333	Cimarex Energy Co. (a)(b)	2,313,987
91,400	Delta Petroleum Corp. (a)(b)	1,328,956
237,500	The Meridian Resource Corp. (a)	1,225,500
49,700	Remington Oil & Gas Corp. (a)	1,566,544
34,958	Stone Energy Corp. (a)	1,697,910

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP CORE FUND, INC.

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE

Oil & Gas - 3.5% (continued)
100,100	Superior Energy Services, Inc. (a)	$1,721,720
39,270	Swift Energy Co. (a)	1,116,839
86,550	Tesoro Corp.	3,204,081

		14,827,962

	TOTAL ENERGY	25,745,440

FINANCIALS - 21.6%
Banks - 10.0%
15,053	AMCORE Financial, Inc.	425,247
70,761	Anchor BanCorp Wisconsin, Inc. (b)	1,989,092
53,487	BancorpSouth, Inc.	1,103,972
62,745	BankUnited Financial Corp., Class A Shares	1,685,331
4,792	Capital City Bank Group, Inc. (b)	194,124
7,123	Capital Corp. of the West	331,077
41,827	Cathay General Bancorp	1,317,551
59,264	Community Bank System, Inc. (b)	1,357,738
66,710	CVB Financial Corp. (b)	1,210,119
21,415	Downey Financial Corp.	1,317,665
57,996	East West Bancorp, Inc.	2,141,212
29,964	First BanCorp. of Puerto Rico	1,265,979
31,659	First Charter Corp.	715,177
27,155	First Community Bancorp of California	1,202,967
5,789	First Community Bancshares, Inc. (b)	162,497
47,321	First Financial Holdings, Inc. (b)	1,314,577
13,836	First Merchants Corp.	358,352
34,220	First Niagara Financial Group, Inc.	452,046
4,842	FirstFed Financial Corp. (a)	246,990
23,087	Flushing Financial Corp.	420,183
19,666	Greater Bay Bancorp (b)	480,047
27,647	Independent Bank Corp. of Massachusetts	801,763
34,150	iPayment Holdings, Inc. (a)(b)	1,441,130
37,849	Irwin Financial Corp. (b)	871,284
21,223	Mercantile Bank Corp. (b)	867,596
18,294	Partners Trust Financial Group, Inc.	193,916
19,080	PFF Bancorp, Inc. (b)	526,608
12,076	PrivateBancorp, Inc. (b)	379,307

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP CORE FUND, INC.

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE

Banks - 10.0% (continued)
25,191	Prosperity Bancshares, Inc.	$667,310
29,456	Provident Bankshares Corp.	970,870
16,259	Santander BanCorp	428,099
26,696	Seacoast Banking Corp. of Florida	525,377
60,408	Silicon Valley Bancshares (a)	2,661,576
23,175	Simmons First National Corp., Class A Shares (b)	575,204
67,743	Southwest Bancorp of Oklahoma, Inc.	1,249,858
30,666	Sterling Bancshares of Texas, Inc.	435,457
60,434	Sterling Financial Corp. of Spokane (a)	2,157,494
31,188	Susquehanna Bancshares, Inc.	760,363
55,317	TierOne Corp.	1,299,950
45,882	Trustmark Corp. (b)	1,330,578
27,505	U.S.B. Holding Co., Inc. (b)	610,336
49,370	Umpqua Holdings Corp. (b)	1,152,790
62,483	Wilshire Bancorp Inc. (b)	814,778
12,291	Wintrust Financial Corp. (b)	578,783
25,201	WSFS Financial Corp.	1,324,565

		42,316,935

Diversified Financials - 1.3%
56,145	Cash America International, Inc.	1,231,260
53,242	CharterMac	1,144,703
46,630	Credit Acceptance Corp. (a)(b)	922,341
33,245	Gladstone Capital Corp. (b)	705,459
9,156	MTC Technologies, Inc. (a)(b)	297,570
30,697	Portfolio Recovery Associates, Inc. (a)(b)	1,044,619

		5,345,952

Insurance - 3.3%
38,884	American Physicians Capital, Inc. (a)	1,332,555
52,473	AmerUs Group Co. (b)	2,479,349
33,703	FPIC Insurance Group, Inc. (a)(b)	1,083,551
83,497	Horace Mann Educators Corp.	1,481,237
48,293	Infinity Property & Casualty Corp.	1,509,639

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP CORE FUND, INC.

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE

Insurance - 3.3% (continued)
34,250	LandAmerica Financial Group, Inc. (b)	$1,713,528
95,775	Ohio Casualty Corp. (a)	2,200,910
27,832	Stewart Information Services Corp.	1,044,257
54,948	UICI	1,332,489

		14,177,515

Real Estate - 7.0%
86,305	Acadia Realty Trust	1,387,784
23,821	Alexandria Real Estate Equities, Inc.	1,533,596
89,009	Anthracite Capital, Inc. (b)	991,560
58,751	Bedford Property Investors, Inc.	1,282,534
53,784	Brandywine Realty Trust	1,527,466
28,755	CarrAmerica Realty Corp.	907,220
66,904	Commercial Net Lease Realty (b)	1,234,379
47,272	Corrections Corp. of America (a)	1,824,699
27,225	Entertainment Properties Trust	1,127,932
178,146	Equity Inns Inc.	1,964,950
33,333	Gables Residential Trust (b)	1,109,989
61,736	Jones Lang LaSalle Inc. (a)	2,879,984
35,874	Kilroy Realty Corp.	1,467,605
46,256	LaSalle Hotel Properties	1,343,737
45,419	Maguire Properties, Inc.	1,084,606
235,637	MeriStar Hospitality Corp. (a)	1,649,459
17,438	Newcastle Investment Corp. (b)	516,165
53,720	New Century Financial Corp.	2,515,170
63,929	Senior Housing Properties Trust	1,066,336
97,387	Trammell Crow Co. (a)	2,003,251

		29,418,422

	TOTAL FINANCIALS	91,258,824

HEALTHCARE - 10.5%
Biotechnology - 2.7%
94,206	Abgenix, Inc. (a)(b)	659,442
49,779	Alexion Pharmaceuticals, Inc. (a)(b)	1,078,462
62,533	Applera Corp.-Celera Genomics Group (a)	640,963
154,291	CuraGen Corp. (a)(b)	641,851
51,001	CV Therapeutics, Inc. (a)(b)	1,038,380

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP CORE FUND, INC.

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE

Biotechnology - 2.7% (continued)
83,085	ISIS Pharmaceuticals, Inc. (a)(b)	$321,539
11,172	Kos Pharmaceuticals, Inc. (a)	465,649
115,195	Maxygen Inc. (a)	988,373
61,123	Myriad Genetics, Inc. (a)(b)	1,124,052
92,246	SciClone Pharmaceuticals, Inc. (a)(b)	261,979
46,497	Serologicals Corp. (a)(b)	1,136,387
29,514	Techne Corp. (a)	1,185,873
19,340	United Therapeutics Corp. (a)(b)	883,741
41,360	Vicuron Pharmaceuticals Inc. (a)	651,834
16,005	ZymoGenetics, Inc. (a)(b)	244,236

		11,322,761

Healthcare Equipment & Supplies - 3.5%
9,190	Advanced Medical Optics, Inc. (a)(b)	332,770
155,642	BioLase Technology, Inc. (b)	1,322,957
56,447	Biosite Inc. (a)(b)	2,936,937
69,833	Candela Corp. (a)(b)	622,910
53,382	Hologic, Inc. (a)	1,701,551
25,536	Inverness Medical Innovations, Inc. (a)(b)	600,096
77,100	Steris Corp. (a)	1,946,775
143,670	Thoratec Corp. (a)(b)	1,755,647
69,017	TriPath Imaging, Inc. (a)(b)	485,880
96,003	Viasys Healthcare Inc. (a)	1,831,737
29,934	VISX, Inc. (a)	701,653
7,708	Young Innovations, Inc. (b)	282,498

		14,521,411

Healthcare Providers & Services - 3.2%
25,221	The Advisory Board Co. (a)	1,102,158
53,686	Amedisys, Inc. (a)(b)	1,624,001
40,727	AMERIGROUP Corp. (a)	1,488,979
98,581	First Horizon Pharmaceutical Corp. (a)(b)	1,664,047
46,097	Genesis HealthCare Corp. (a)	1,977,100
41,900	LifePoint Hospitals, Inc. (a)(b)	1,836,896
83,643	Option Care, Inc. (b)	1,722,209

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP CORE FUND, INC.

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE

Healthcare Providers & Services - 3.2% (continued)
59,976	Per-Se Technologies, Inc. (a)(b)	$920,632
102,709	Res-Care, Inc. (a)	1,284,890

		13,620,912

Pharmaceuticals - 1.1%
113,652	ARIAD Pharmaceuticals, Inc. (a)(b)	636,451
14,961	AtheroGenics, Inc. (a)(b)	195,839
60,703	Bone Care International, Inc. (a)(b)	1,574,636
174,725	Pain Therapeutics, Inc. (a)(b)	887,603
76,163	Perrigo Co. (b)	1,458,521

		4,753,050

	TOTAL HEALTHCARE	44,218,134

INDUSTRIALS - 15.5%
Aerospace & Defense - 1.1%
17,454	Applied Signal Technology, Inc.	399,697
45,390	Armor Holdings, Inc. (a)	1,683,515
9,932	DRS Technologies, Inc. (a)	422,110
40,246	Engineered Support Systems, Inc.	2,153,966
8,777	Herley Industries, Inc. (a)(b)	150,174

		4,809,462

Air Freight & Courier - 0.6%
38,371	Hub Group, Inc., Class A Shares (a)	2,404,711

Airlines - 0.6%
51,088	Alaska Air Group, Inc. (a)	1,504,031
103,378	Pinnacle Airlines Corp. (a)(b)	1,097,874

		2,601,905

Building Products - 1.2%
99,561	Apogee Enterprises, Inc.	1,421,731
31,794	ElkCorp	1,222,797
21,255	Simpson Manufacturing Co., Inc.	656,780
45,598	Watsco, Inc.	1,919,676

		5,220,984

Commercial Services & Supplies - 3.0%
46,857	ACE Cash Express, Inc. (a)(b)	1,065,997
23,853	CCC Information Services Group Inc. (a)(b)	545,041
15,349	Charles River Associates Inc. (a)(b)	757,473

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP CORE FUND, INC.

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE

Commercial Services & Supplies - 3.0% (continued)
40,851	Consolidated Graphics, Inc. (a)	$2,148,763
16,058	CoStar Group Inc. (a)	591,737
64,364	eFunds Corp. (a)	1,436,604
62,417	Gevity HR, Inc.	1,193,413
95,312	Greg Manning Auctions, Inc. (a)(b)	959,792
46,160	Headwaters Inc. (a)(b)	1,514,971
25,805	Healthcare Services Group, Inc.	625,771
35,993	Kforce Inc. (a)	395,563
92,189	Sotheby's Holdings, Inc., Class A Shares (a)	1,563,525

		12,798,650

Construction & Engineering - 0.9%
63,277	Dycom Industries, Inc. (a)	1,454,738
50,292	Granite Construction Inc.	1,321,171
83,873	Perini Corp. (a)	1,156,609

		3,932,518

Electrical Equipment - 2.6%
112,123	Generale Cable Corp. (a)(b)	1,353,325
31,018	The Genlyte Group Inc. (a)	2,790,689
61,408	II-VI Inc. (a)(b)	1,070,956
70,193	Paxar Corp. (a)	1,497,919
56,989	Rayovac Corp. (a)	2,370,742
58,952	Regal-Beloit Corp. (b)	1,697,228

		10,780,859

Machinery - 3.5%
16,587	Astec Industries, Inc. (a)	365,743
31,929	CLARCOR, Inc.	1,659,031
8,777	CUNO Inc. (a)	451,050
34,038	Dionex Corp. (a)(b)	1,855,071
14,633	ESCO Technologies Inc. (a)	1,175,762
49,491	Gardner Denver Inc. (a)(b)	1,955,389
44,754	IDEX Corp.	1,805,824
68,256	Joy Global Inc.	2,393,055
13,717	Kennametal Inc.	651,420
14,300	Mueller Industries, Inc.	402,545

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP CORE FUND, INC.

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE

Machinery - 3.5% (continued)
13,339	Oshkosh Truck Corp.	$1,093,665
18,016	Terex Corp. (a)	780,093

		14,588,648

Marine - 0.4%
28,732	Overseas Shiploading Group, Inc.	1,807,530

Road & Rail - 1.6%
35,422	Arkansas Best Corp.	1,338,243
83,055	Genesee & Wyoming Inc., Class A Shares (a)	2,151,955
84,389	Landstar System, Inc. (a)	2,763,740
9,189	P.A.M. Transportation Services, Inc. (a)	158,051
12,920	U.S. Xpress Enterprises, Inc., Class A Shares (a)	211,242

		6,623,231

	TOTAL INDUSTRIALS	65,568,498

INFORMATION TECHNOLOGY - 15.0%
Communications Equipment - 1.3%
21,648	Arris Group, Inc. (a)(b)	149,588
258,739	Brocade Communications Systems, Inc. (a)(b)	1,531,735
32,275	C-COR Inc. (a)(b)	196,232
78,238	Ditech Communications Corp. (a)(b)	975,628
275,675	MRV Communications, Inc. (a)(b)	890,430
106,976	Paradyne Networks, Inc. (a)(b)	223,580
194,975	Powerwave Technologies, Inc. (a)(b)	1,509,107

		5,476,300

Computers & Peripherals - 1.7%
214,997	Gateway, Inc. (a)(b)	866,438
142,319	Hypercom Corp. (a)	673,169
158,600	Intervoice, Inc. (a)(b)	1,781,078
42,420	Mercury Computer Systems, Inc. (a)	1,169,944
73,740	Presstek, Inc. (a)(b)	569,273
114,386	SimpleTech, Inc. (a)	450,681
981,378	StorageNetworks, Inc. (a)(b)(d)	1
75,582	Synaptics Inc. (a)(b)	1,753,502

		7,264,086

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP CORE FUND, INC.

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE

Electronic Equipment & Instruments - 0.7%
30,264	CTS Corp.	$393,432
13,052	OSI Systems, Inc. (a)(b)	228,541
22,963	ScanSource, Inc. (a)(b)	1,190,172
61,540	Viisage Technology, Inc. (a)(b)	207,390
8,504	X-Rite, Inc.	127,900
59,224	Zygo Corp. (a)	767,543

		2,914,978

Internet Software & Services - 2.4%
35,686	Allscripts Healthcare Solutions, Inc. (a)(b)	510,310
128,848	CNET Networks, Inc. (a)	1,216,325
210,013	Corillian Corp. (a)	730,845
94,970	CyberSource Corp. (a)	489,096
24,938	Digital River, Inc. (a)(b)	777,068
88,851	Digitas Inc. (a)	897,395
55,283	FileNet Corp. (a)(b)	1,259,347
38,873	InfoSpace, Inc. (a)(b)	1,587,185
121,977	Interwoven, Inc. (a)	950,201
239,717	Net2Phone, Inc. (a)(b)	385,944
91,740	Opsware, Inc. (a)(b)	473,378
78,915	SonicWALL, Inc. (a)	401,677
50,757	United Online, Inc. (a)(b)	531,426

		10,210,197

IT Consulting & Services - 1.5%
46,146	Agilysys, Inc. (b)	907,230
38,364	Answerthink Inc. (a)(b)	158,443
57,144	Forrester Research, Inc. (a)	804,588
20,168	Keane, Inc. (a)	262,789
142,109	Sapient Corp. (a)(b)	1,043,791
25,773	SRA International, Inc. Class A Shares (a)	1,552,823
17,542	Synnex Corp. (a)(b)	305,582
61,904	TNS Inc. (a)	1,111,177

		6,146,423

Semiconductor Equipment & Products - 2.8%
12,067	ADE Corp., Massachusetts (a)(b)	267,887
65,632	Cohu, Inc.	1,046,830

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP CORE FUND, INC.

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE

Semiconductor Equipment & Products - 2.8% (continued)
58,758	FormFactor Inc. (a)	$1,330,281
9,631	Genesis Microchip Inc. (a)(b)	139,168
168,800	Integrated Device Technology, Inc. (a)	2,030,664
86,745	Microsemi Corp. (a)	1,413,076
118,644	Microtune, Inc. (a)	511,356
92,708	Photronics, Inc. (a)	1,678,015
93,312	Silicon Image, Inc. (a)	938,719
74,942	SIPEX Corp. (a)(b)	173,865
160,335	Skyworks Solutions, Inc. (a)	1,018,127
49,866	Supertex, Inc. (a)	913,046
3,859	Varian Semiconductor Equipment Associates, Inc. (a)	146,681

		11,607,715

Software - 4.6%
48,032	ANSYS, Inc. (a)	1,643,175
17,878	Borland Software Corp. (a)	145,169
28,939	Cerner Corp. (a)(b)	1,519,587
90,935	Dendrite International, Inc. (a)	1,276,727
29,363	EPIQ Systems, Inc. (a)(b)	381,132
68,607	FARO Technologies, Inc. (a)	1,615,009
33,300	Kronos Inc. (a)	1,701,963
34,734	MICROS Systems, Inc. (a)	1,275,085
21,171	MRO Software, Inc. (a)	297,029
89,333	MSC.Software Corp. (a)(b)	994,276
220,769	Parametric Technology Corp. (a)	1,234,099
27,176	SAFENET, Inc. (a)(b)	796,529
67,443	SeaChange International, Inc. (a)(b)	873,387
76,293	THQ Inc. (a)(b)	2,146,885
58,438	TIBCO Software Inc. (a)	435,363
82,800	Transaction Systems Architects, Inc. (a)	1,916,820
29,962	Ulticom, Inc. (a)(b)	333,477
18,575	Verity, Inc. (a)	175,534
41,656	Witness Systems, Inc. (a)(b)	731,063

		19,492,309

	TOTAL INFORMATION TECHNOLOGY	63,112,008

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP CORE FUND, INC.

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE

MATERIALS - 6.9%
Chemicals - 3.2%
44,935	Albemarle Corp.	$1,633,837
38,237	Cabot Microelectronics Corp. (a)(b)	1,199,877
46,851	Cytec Industries Inc.	2,541,667
25,139	FMC Corp. (a)	1,343,680
4,633	Georgia Gulf Corp.	213,025
101,850	Hercules Inc. (a)	1,475,807
673	Kronos Worldwide, Inc. (b)	28,630
63,537	NL Industries, Inc. (a)	1,467,705
88,200	Olin Corp.	1,966,860
46,122	OM Group, Inc. (a)	1,403,031

		13,274,119

Containers & Packaging - 1.2%
68,652	Caraustar Industries, Inc. (a)	885,611
50,264	Crown Holdings, Inc. (a)	782,108
37,279	Jarden Corp. (a)(b)	1,710,361
96,942	Longview Fibre Co.	1,818,632

		5,196,712

Metals & Mining - 2.1%
98,767	Allegheny Technologies, Inc.	2,381,272
40,998	Reliance Steel & Aluminum Co. (b)	1,640,330
14,476	Schnitzer Steel Industries, Inc., Class A Shares (b)	488,275
49,094	Steel Dynamics, Inc. (b)	1,691,288
92,486	Stillwater Mining Co. (a)	910,987
114,911	USEC Inc. (b)	1,870,751

		8,982,903

Paper & Forest Products - 0.4%
99,500	Glatfelter	1,467,625

	TOTAL MATERIALS	28,921,359

TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunications Services - 0.8%
339,250	Cincinnati Bell Inc. (a)	1,441,813
152,361	Premiere Global Services, Inc. (a)	1,724,727
105,010	Time Warner Telecom Inc., Class A Shares (a)(b)	416,890

		3,583,430

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP CORE FUND, INC.

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE

Wireless Telecommunication Services - 0.6%
101,169	Boston Communications Group, Inc. (a)(b)	$720,323
86,918	Brightpoint, Inc. (a)	1,627,974

		2,348,297

	TOTAL TELECOMMUNICATION SERVICES	5,931,727

UTILITIES - 3.7%
Electric Utilities - 1.9%
13,460	CH Energy Group, Inc. (b)	615,122
145,244	CMS Energy Corp. (a)	1,893,982
103,400	Duquesne Light Holdings Inc. (b)	1,852,928
19,802	IDACORP, Inc.	561,783
61,387	PNM Resources Inc.	1,637,805
126,800	Sierra Pacific Resources (a)(b)	1,363,100

		7,924,720

Gas Utilities - 1.5%
51,854	Atmos Energy Corp.	1,400,058
37,356	Energen Corp.	2,487,910
16,591	South Jersey Industries, Inc. (b)	935,732
28,570	Southern Union Co. (a)	717,393
19,733	UGI Corp.	896,273

		6,437,366

Multi-Utilities - 0.2%
48,401	Avista Corp.	847,017

Water Utilities - 0.1%
23,050	American States Water Co. (b)	583,165

	TOTAL UTILITIES	15,792,268

	TOTAL COMMON STOCK
	(Cost - $352,565,639)	417,025,318

FACE
AMOUNT

SHORT-TERM INVESTMENTS - 25.1%
U.S. TREASURY BILLS (e) - 0.0%
$150,000	U.S. Treasury Bills 2.703% due 6/16/05 (Cost - $149,136)	149,149

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP CORE FUND, INC.

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE
AMOUNT

REPURCHASE AGREEMENT - 1.3%
$5,395,000	Interest in $617,607,000 joint tri-party repurchase agreement dated 3/31/05 with
	Goldman, Sachs & Co., 2.850% due 4/1/05; Proceeds at maturity - $5,395,427;
	(Fully collateralized by various U.S. government agencies obligations, 0.000% to
	8.750% due 4/28/05 thru 5/15/20; Market value - $6,017,415)
	(Cost - $5,395,000)	$5,395,000

SHARES

SECURITIES PURCHASED FROM SECURITIES LENDING COLLATERAL - 23.8%
100,292,134	State Street Navigator Securities Lending Trust Prime Portfolio
	(Cost - $100,292,134)	100,292,134

	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $105,836,270)	105,836,283

	TOTAL INVESTMENTS - 124.0% (Cost - $458,401,909*)	522,861,601
	Liabilities in Excess of Other Assets - (24.0)%	(101,182,434)

	TOTAL NET ASSETS - 100.0%	$421,679,167

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	All or a portion of this security is segregated for open futures contracts.

(d)	Security is valued in good faith at fair value by or under the direction of the Board of Directors.

(e)	All or a portion of this security is held as collateral for open futures contracts.

*	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Small Cap Core Fund, Inc. (“Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the last sales price on such markets. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Over-the-counter securities are valued at last sales price or, if there is no official closing price that day, at the mean between the bid and asked prices. Securities, which are listed or traded on more than one exchange or market, are valued at the quotations on the exchange or market determined to be the pricing market for such securities. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Future Contracts. The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying financial instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio. The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

Notes to Schedule of Investments (unaudited) (continued)

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$80,313,960
Gross unrealized depreciation	(15,854,268)

Net unrealized appreciation	$64,459,692

At March 31, 2005, the Fund had the following open futures contracts:

	# of		Basis	Market	Unrealized
	Contracts	Expiration	Value	Value	Loss

Contracts to Buy:

Russell 2000 Index	2	6/05	$631,016	$617,900	$(13,116)

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of
1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Small Cap Core Fund, Inc.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	May 27, 2005

By	/s/ Robert J. Brault

Robert J. Brault
Chief Financial Officer

Date:	May 27, 2005